Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Contracts
Such agreements establish a minimum cargo movement of products, as shown below:

Port	Minimum movement per year	Maturity
Aratu	900,000 ton.	2022
Suape	250,000 ton.	2027
Suape	400,000 ton.	2029
Aratu	397,000 ton.	2031
Itaqui	1,222,377 m³	2049

Minimum annual purchases	These contracts establish a minimum commitment to according to the table below:
Plant	Minimum purchase (tons) per year	Maturity
Camaçari	205,000	2021
Mauá	44,100	2023

Insurance coverage
The maximum compensation values based on the risk analysis of certain locations are shown below:

Maximum compensation value (*)
Oxiteno	US$ 1,142	(equivalent to R$ 5,935 million as of 12/31/2020)
Ipiranga	R$ 1,530
Ultracargo	R$ 1,000
Ultragaz	R$ 272
Extrafarma	R$ 160